Subsequent Events - Interest Rate Swap Contract (Details) - Subsequent Events $ in Millions	Feb. 28, 2023 USD ($)
Subsequent Events
Notional principal amount	$ 300
Floor rate	0.90%
Fixed rate	4.295%